Step Acquisition of Equity Interests (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Fair Value of Assets Acquired and Liabilities Assumed from Step Acquisition

The following presents the fair value of LNG EF as of the acquisition date (in thousands):

Current assets	$3,064
Property, plant and equipment	48,083

Total assets	51,147

Current liabilities	5,409
Long-term debt	9,858

Total liabilities	15,267
Members equity at fair value	35,880

Total liabilities and members’ equity	$51,147

50% equity interest at fair value	$17,940
Consideration transferred	4,000

Bargain purchase gain	$13,940